Employees - Summary of Movements in Irrecoverable Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 287	€ (196)
Currency retranslation	127	78
Net defined benefit liability (asset)	2,993	287
United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,351	1,121
Currency retranslation	126	(36)
Net defined benefit liability (asset)	2,879	1,351
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	527	425
Currency retranslation	0	0
Net defined benefit liability (asset)	1,162	527
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,591)	(1,742)
Currency retranslation	1	114
Net defined benefit liability (asset)	(1,048)	(1,591)
Irrecoverable Surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(26)	(37)
Interest income	(2)	(1)
Change in irrecoverable surplus in excess of interest	(17)	2
Currency retranslation	(5)	10
Net defined benefit liability (asset)	(50)	(26)
Irrecoverable Surplus | United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable Surplus | The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable Surplus | Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(26)	(37)
Interest income	(2)	(1)
Change in irrecoverable surplus in excess of interest	(17)	2
Currency retranslation	(5)	10
Net defined benefit liability (asset)	€ (50)	€ (26)